UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22910

Legg Mason Global Asset Management Variable Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT VARIABLE TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

FORM N-Q

MARCH 31, 2015

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
SOVEREIGN BONDS - 46.9%
Australia - 2.5%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	345,000	AUD	$325,992	(a)

Brazil - 3.6%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,280,000	BRL	345,851
Federative Republic of Brazil, Notes	10.000%	1/1/25	455,000	BRL	120,311

Total Brazil					466,162

Hungary - 3.3%
Republic of Hungary, Bonds	6.000%	11/24/23	100,000,000	HUF	431,431

Indonesia - 4.2%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	1,000,000,000	IDR	81,186
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	3,900,000,000	IDR	334,371
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	1,600,000,000	IDR	133,384

Total Indonesia					548,941

Italy - 2.1%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	160,000	EUR	270,658	(a)

Malaysia - 1.8%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	265,000	MYR	72,698
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	605,000	MYR	159,045

Total Malaysia					231,743

Mexico - 13.1%
United Mexican States, Bonds	8.500%	5/31/29	7,320,000	MXN	579,782
United Mexican States, Bonds	8.500%	11/18/38	5,640,000	MXN	460,464
United Mexican States, Bonds	7.750%	11/13/42	8,580,000	MXN	652,107

Total Mexico					1,692,353

New Zealand - 3.4%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	355,000	NZD	306,898	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	155,000	NZD	134,285	(a)

Total New Zealand					441,183

Poland - 1.9%
Republic of Poland, Bonds	5.250%	10/25/20	795,000	PLN	245,581

Portugal - 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	260,000	EUR	357,666	(a)

South Africa - 4.1%
Republic of South Africa, Bonds	6.750%	3/31/21	1,035,000	ZAR	82,755
Republic of South Africa, Bonds	6.500%	2/28/41	4,985,000	ZAR	330,484
Republic of South Africa, Bonds	8.750%	2/28/48	1,460,000	ZAR	124,971

Total South Africa					538,210

South Korea - 4.1%
Republic of Korea, Senior Bonds	5.750%	9/10/18	391,000,000	KRW	398,980
Republic of Korea, Senior Bonds	3.375%	9/10/23	135,000,000	KRW	133,629

Total South Korea					532,609

TOTAL SOVEREIGN BONDS (Cost - $6,498,501)					6,082,529

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Fondo de Titulizacion de Activos UCL, 2016 A2	0.177%	6/16/49	123,226	EUR	118,326	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.165%	3/22/44	141,889	EUR	135,884	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.188%	2/17/50	38,335	EUR	40,075	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.174%	2/26/49	79,434	EUR	79,722	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $466,400)					374,007

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 21.7%
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.5%
Ford Motor Credit Co., LLC, Senior Notes	1.037%	1/17/17	200,000	$200,240	(b)

Media - 0.8%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	100,000	102,625

TOTAL CONSUMER DISCRETIONARY				302,865

FINANCIALS - 17.8%
Banks - 11.2%
Abbey National Treasury Services PLC, Senior Notes	0.683%	9/29/17	110,000	109,692	(b)
Banco Santander Chile, Senior Notes	1.152%	4/11/17	150,000	149,552	(b)(c)
Bank of America Corp., Senior Notes	1.293%	1/15/19	205,000	207,806	(b)
Bank of America Corp., Senior Notes	1.125%	4/1/19	125,000	125,732	(b)
Citigroup Inc., Senior Bonds	0.805%	3/10/17	195,000	194,839	(b)
Corporacion Andina de Fomento, Senior Notes	0.803%	1/29/18	135,000	135,637	(b)
HBOS PLC, Subordinated Notes	0.964%	9/6/17	110,000	109,313	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.156%	1/25/18	185,000	187,259	(b)
Shinhan Bank, Senior Notes	0.901%	4/8/17	225,000	225,491	(b)(c)

Total Banks				1,445,321

Capital Markets - 4.8%
Deutsche Bank AG, Senior Notes	0.868%	2/13/17	155,000	155,449	(b)
Goldman Sachs Group Inc., Senior Notes	1.357%	11/15/18	375,000	379,096	(b)
Macquarie Bank Ltd., Senior Notes	0.886%	10/27/17	85,000	84,998	(b)(c)

Total Capital Markets				619,543

Diversified Financial Services - 1.8%
International Lease Finance Corp., Senior Notes	4.875%	4/1/15	240,000	240,000

TOTAL FINANCIALS				2,304,864

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
HCA Inc., Senior Notes	6.500%	2/15/16	95,000	98,453

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc., Senior Notes	1.801%	9/15/16	105,000	106,692	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $2,816,031)				2,812,874

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.4%
U.S. Government Obligations - 22.4%
U.S. Treasury Notes	0.065%	1/31/16	665,000	664,936	(b)
U.S. Treasury Notes	0.090%	7/31/16	1,155,000	1,154,883	(b)
U.S. Treasury Notes	0.104%	1/31/17	1,080,000	1,080,131	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,900,282)				2,899,950

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,681,214)				12,169,360

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES VIT

Schedule of investments (unaudited) (continued)	March 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $424,831)	0.097%	424,831	$424,831

TOTAL INVESTMENTS - 97.2% (Cost - $13,106,045#)			12,594,191
Other Assets in Excess of Liabilities - 2.8%			359,493

TOTAL NET ASSETS - 100.0%			$12,953,684

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities VIT (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Global Asset Management Variable Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$6,082,529	—	$6,082,529
Collateralized mortgage obligations	—	374,007	—	374,007
Corporate bonds & notes	—	2,812,874	—	2,812,874
U.S. government & agency obligations	—	2,899,950	—	2,899,950

Total long-term investments	—	$12,169,360	—	$12,169,360

Short-term investments†	$424,831	—	—	424,831

Total investments	$424,831	$12,169,360	—	$12,594,191

Other financial instruments:
Futures contracts	$3,383	—	—	$3,383
Forward foreign currency contracts	—	$252,362	—	252,362

Total other financial instruments	$3,383	$252,362	—	$255,745

Total	$428,214	$12,421,722	—	$12,849,936

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$30,679	—	—	$30,679
Forward foreign currency contracts	—	$38,308	—	38,308

Total	$30,679	$38,308	—	$68,987

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,956
Gross unrealized depreciation	(545,810)

Net unrealized depreciation	$(511,854)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	2	6/15	$336,367	$339,750	$3,383

Contracts to Sell:
Euro-Bund	12	6/15	2,028,252	2,048,481	(20,229)
Euro-OAT	7	6/15	1,164,100	1,174,550	(10,450)

					$(30,679)

Net unrealized depreciation on open futures contracts					$(27,296)

At March 31, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,365,260	NZD	1,780,000	Citibank, N.A.	4/16/15	$36,345
USD	142,987	NZD	190,000	Morgan Stanley & Co. Inc.	4/16/15	1,136
USD	46,966	PLN	180,000	Barclays Bank PLC	4/27/15	(494)
PLN	880,000	USD	237,263	Citibank, N.A.	4/27/15	(5,238)
USD	187,270	PLN	700,000	Citibank, N.A.	4/27/15	2,705
CZK	9,760,000	USD	406,122	Barclays Bank PLC	4/29/15	(25,277)
USD	397,695	CZK	9,760,000	Barclays Bank PLC	4/29/15	16,850
USD	3,028,543	EUR	2,660,000	Citibank, N.A.	5/12/15	166,872
USD	345,156	EUR	320,000	JPMorgan Chase & Co.	5/12/15	894
KRW	360,000,000	USD	326,093	Barclays Bank PLC	5/13/15	(2,039)
KRW	144,000,000	USD	130,228	Barclays Bank PLC	5/13/15	(607)
USD	459,016	KRW	504,000,000	Barclays Bank PLC	5/13/15	5,341
USD	46,347	AUD	60,000	Barclays Bank PLC	5/14/15	757
USD	288,045	AUD	370,000	Morgan Stanley & Co. Inc.	5/14/15	6,910
CLP	255,000,000	USD	402,208	HSBC Bank USA, N.A.	5/29/15	4,023
USD	354,178	JPY	42,700,000	Barclays Bank PLC	6/9/15	(2,178)
USD	2,518,630	JPY	300,800,000	Citibank, N.A.	6/9/15	8,275
INR	31,740,000	USD	499,096	Barclays Bank PLC	6/17/15	386
INR	4,730,000	USD	74,735	Barclays Bank PLC	6/17/15	(301)
CLP	321,670,000	USD	513,563	HSBC Bank USA, N.A.	6/22/15	(2,174)
CLP	71,330,000	USD	111,532	HSBC Bank USA, N.A.	6/22/15	1,868

Total						$214,054

Abbreviations used in this table:

AUD	— Australian Dollar

CLP	— Chilean Peso

CZK	— Czech Koruna

EUR	— Euro

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

NZD	— New Zealand Dollar

PLN	— Polish Zloty

USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Variable Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015